SEGMENT INFORMATION (Details Narrative) - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - Customer [Member]	6 Months Ended
Jun. 30, 2024
MOROCCO
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	15.90%
MALI
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	10.40%
BURKINA FASO
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	3.40%
Other [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	2.10%